INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income taxes
Current year	$ 249	$ 271	$ 273
Adjustments in respect of previous years	13	10	47
Total current income taxes	262	281	320
Deferred income taxes
Movement of temporary differences and losses	(114)	(50)	38
Changes in tax rates	(4)	(4)	0
Changes in recognized deferred tax assets	35	(117)	0
Adjustments in respect of previous years	1	(5)	(21)
Other	(1)	(36)	7
Total deferred tax expense / (benefit)	(83)	(212)	24
Income tax expense	$ 179	$ 69	$ 344	[1]

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10